Parametric Dividend Income Fund
Investment Objective
The Fund's investment objective is total return and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Parametric Dividend Income Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Parametric Dividend Income Fund		Investor Class	Institutional Class
Management Fees		0.30%	0.30%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.36%	0.36%
Total Annual Fund Operating Expenses		0.91%	0.66%
Expense Reimbursement	[1]	(0.26%)	(0.26%)
Total Fund Operating Expenses After Expense Reimbursement		0.65%	0.40%
[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65% for Investor Class shares and 0.40% for Institutional Class shares. This expense reimbursement will continue through June 30, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Parametric Dividend Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	66	264	478	1,096
Institutional Class	41	185	342	798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which primarily include common stocks of U.S. companies selected from the Russell 3000® Index (the “80% Policy”).

In managing the Fund, the portfolio managers employ a top-down, disciplined and systematic investment process that emphasizes a diversified portfolio of quality companies that have historically demonstrated high current income and lower levels of stock price risk on a sector relative basis. Such companies may be referred to as durable dividend payers. This rules-based strategy applies a series of durability rankings to a broad universe of U.S. equity securities. To achieve broad diversification, each economic sector generally receives an equal weight.  The top-ranked securities within each sector based on the sub-adviser’s yield and risk screening are also generally weighted equally.  The portfolio may be rebalanced on a periodic basis to maintain diversification, and is reconstituted on an annual basis. The portfolio managers seek to manage portfolio risk by constructing a diversified portfolio of durable dividend paying companies. The Fund may lend its securities.

Principal Risks

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political and financial events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Smaller Company Risk. The stocks of smaller companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases.

Rules-Based Management Risks. The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to security-specific risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based process and disciplined rebalancing model. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Investor Class shares. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2014 through December 31, 2018, the highest quarterly total return for Investor Class was 7.04% for the quarter ended March 31, 2016, and the lowest quarterly return was -12.76% for the quarter ended December 31, 2018. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2018 to March 31, 2019) was 12.02%.

Average Annual Total Return as of December 31, 2018
Average Annual Total Returns - Parametric Dividend Income Fund	One Year	Life of Fund	Inception Date
Investor Class	(7.62%)	7.35%	Mar. 26, 2014
Investor Class | After Taxes on Distributions	(8.63%)	6.20%
Investor Class | After Taxes on Distributions and Sales	(3.58%)	5.68%
Institutional Class	(7.38%)	7.63%	Mar. 26, 2014
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	(8.27%)	5.89%

Investor Class and Institutional Class commenced operations on March 26, 2014. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by nontaxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Investor Class shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.